John Hancock
Global Shareholder Yield Fund
Quarterly portfolio holdings 12/31/2023

Fund’s investments
As of 12-31-23 (unaudited)
	Shares	Value
Common stocks 97.9%		$1,169,955,229
(Cost $880,376,979)
Austria 0.8%		10,037,476
BAWAG Group AG (A)(B)	189,669	10,037,476
Canada 6.4%		76,831,162
BCE, Inc.	255,253	10,049,846
Enbridge, Inc.	283,368	10,200,863
Great-West Lifeco, Inc.	195,916	6,484,945
Nutrien, Ltd. (New York Stock Exchange)	134,301	7,565,175
Restaurant Brands International, Inc.	246,172	19,233,418
Rogers Communications, Inc., Class B	156,165	7,310,603
Royal Bank of Canada	73,540	7,436,972
TELUS Corp.	480,420	8,549,340
France 7.3%		86,869,769
AXA SA	562,450	18,367,586
Cie Generale des Etablissements Michelin SCA	259,801	9,333,735
Orange SA	927,866	10,575,470
Sanofi SA	185,736	18,457,061
TotalEnergies SE	326,526	22,203,403
Vinci SA	63,034	7,932,514
Germany 5.7%		67,806,526
Allianz SE	50,256	13,430,451
Deutsche Post AG	319,995	15,838,461
Deutsche Telekom AG	836,758	20,118,385
Muenchener Rueckversicherungs-Gesellschaft AG	19,876	8,244,822
Siemens AG	54,232	10,174,407
Ireland 0.9%		10,946,819
Medtronic PLC	132,882	10,946,819
Italy 1.3%		15,544,633
Snam SpA	3,021,362	15,544,633
Japan 1.1%		13,820,599
Astellas Pharma, Inc.	586,300	6,973,025
Toyota Motor Corp.	373,700	6,847,574
Norway 0.6%		6,700,911
Orkla ASA	862,881	6,700,911
South Korea 2.3%		27,214,079
Hyundai Glovis Company, Ltd. (B)	54,232	8,035,764
Samsung Electronics Company, Ltd., GDR (A)	7,098	10,607,332
SK Telecom Company, Ltd.	220,618	8,570,983
Switzerland 3.2%		38,932,806
Garmin, Ltd.	56,220	7,226,519
Nestle SA	57,355	6,648,585
Novartis AG	178,596	18,040,069
Roche Holding AG	24,141	7,017,633
Taiwan 1.1%		12,697,568
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	122,092	12,697,568
United Kingdom 9.0%		107,240,976
AstraZeneca PLC, ADR	209,295	14,096,018
2	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom (continued)
BAE Systems PLC	661,004	$9,355,969
British American Tobacco PLC	397,226	11,622,496
Coca-Cola Europacific Partners PLC	291,188	19,433,887
GSK PLC	633,745	11,704,753
Imperial Brands PLC	510,308	11,751,255
National Grid PLC	820,859	11,058,045
Schroders PLC	1,250,455	6,837,183
Unilever PLC	235,099	11,381,370
United States 58.2%		695,311,905
AbbVie, Inc.	138,561	21,472,798
Air Products & Chemicals, Inc.	24,752	6,777,098
American Electric Power Company, Inc.	126,636	10,285,376
Analog Devices, Inc.	95,118	18,886,630
Apple, Inc.	56,787	10,933,201
AT&T, Inc.	641,769	10,768,884
Bank of America Corp.	210,681	7,093,629
Best Buy Company, Inc.	94,327	7,383,918
Bristol-Myers Squibb Company	132,352	6,790,981
Broadcom, Inc.	26,314	29,373,001
Chevron Corp.	45,301	6,757,097
Cisco Systems, Inc.	332,773	16,811,692
Columbia Banking System, Inc.	352,251	9,398,057
Cummins, Inc.	44,159	10,579,172
CVS Health Corp.	94,057	7,426,741
Dell Technologies, Inc., Class C	111,587	8,536,406
Dow, Inc.	195,916	10,744,033
Duke Energy Corp.	67,009	6,502,553
Eaton Corp. PLC	28,962	6,974,629
Eli Lilly & Company	11,073	6,454,673
Emerson Electric Company	68,855	6,701,657
Entergy Corp.	76,947	7,786,267
Enterprise Products Partners LP	619,389	16,320,900
Evergy, Inc.	124,080	6,476,976
Hasbro, Inc.	156,449	7,988,286
Hewlett Packard Enterprise Company	409,806	6,958,506
IBM Corp.	159,004	26,005,104
Iron Mountain, Inc.	294,196	20,587,836
Johnson & Johnson	50,571	7,926,499
JPMorgan Chase & Co.	72,196	12,280,540
KLA Corp.	25,271	14,690,032
Lazard, Ltd., Class A	344,662	11,994,238
Linde PLC	15,333	6,297,416
Lockheed Martin Corp.	14,765	6,692,089
LyondellBasell Industries NV, Class A	128,488	12,216,639
McDonald’s Corp.	21,863	6,482,598
Merck & Company, Inc.	72,431	7,896,428
MetLife, Inc.	187,114	12,373,849
Microsoft Corp.	74,675	28,080,787
Mondelez International, Inc., Class A	91,824	6,650,812
MPLX LP	236,050	8,667,756
MSC Industrial Direct Company, Inc., Class A	143,387	14,519,368
NetApp, Inc.	95,970	8,460,715
NextEra Energy, Inc.	171,195	10,398,384
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	3

	Shares	Value
United States (continued)
NiSource, Inc.	393,996	$10,460,594
Omnicom Group, Inc.	98,152	8,491,130
Paychex, Inc.	50,540	6,019,819
PepsiCo, Inc.	35,776	6,076,196
Pfizer, Inc.	233,963	6,735,795
Philip Morris International, Inc.	183,423	17,256,436
Pinnacle West Capital Corp.	102,751	7,381,632
Realty Income Corp.	177,281	10,179,475
Regions Financial Corp.	367,129	7,114,960
RTX Corp.	83,193	6,999,859
Texas Instruments, Inc.	68,429	11,664,407
The Coca-Cola Company	124,648	7,345,507
The Home Depot, Inc.	19,876	6,888,028
The PNC Financial Services Group, Inc.	50,540	7,826,119
The Williams Companies, Inc.	180,299	6,279,814
Truist Financial Corp.	215,792	7,967,041
U.S. Bancorp	198,755	8,602,116
United Parcel Service, Inc., Class B	43,293	6,806,958
UnitedHealth Group, Inc.	12,983	6,835,160
Vail Resorts, Inc.	30,134	6,432,705
Verizon Communications, Inc.	270,642	10,203,203
VICI Properties, Inc.	319,010	10,170,039
Walmart, Inc.	51,614	8,136,947
WEC Energy Group, Inc.	107,327	9,033,714

Total investments (Cost $880,376,979) 97.9%	$1,169,955,229
Other assets and liabilities, net 2.1%	25,470,917
Total net assets 100.0%	$1,195,426,146

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
The fund had the following sector composition as a percentage of net assets on 12-31-23:
Information technology	17.0%
Health care	13.3%
Financials	13.0%
Industrials	9.8%
Consumer staples	9.5%
Utilities	7.9%
Communication services	7.9%
Consumer discretionary	6.5%
Energy	5.9%
Materials	3.7%
Real estate	3.4%
Other assets and liabilities, net	2.1%
TOTAL	100.0%
4	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of December 31, 2023, by major security category or type:
	Total value at 12-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Austria	$10,037,476	—	$10,037,476	—
Canada	76,831,162	$76,831,162	—	—
France	86,869,769	—	86,869,769	—
Germany	67,806,526	—	67,806,526	—
Ireland	10,946,819	10,946,819	—	—
Italy	15,544,633	—	15,544,633	—
Japan	13,820,599	—	13,820,599	—
Norway	6,700,911	—	6,700,911	—
South Korea	27,214,079	—	27,214,079	—
Switzerland	38,932,806	7,226,519	31,706,287	—
Taiwan	12,697,568	12,697,568	—	—
United Kingdom	107,240,976	33,529,905	73,711,071	—
United States	695,311,905	695,311,905	—	—
Total investments in securities	$1,169,955,229	$836,543,878	$333,411,351	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	—	$118,789,593	$(118,786,563)	$(3,030)	—	$47,955	$(75)	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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